23. Other payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	$ 4,019,632	$ 11,723,648
Current	3,596,616	2,955,519
ENRE penalties and discounts
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	3,932,272	7,838,276
Current	3,386,681	2,822,587
Loans (mutuum) with CAMMESA
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	0	3,509,303
Liability with FOTAE
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	0	318,874
Payment agreements with ENRE
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	0	57,195
Current	48,236	100,415
Finance lease liability
SummaryOfOtherPayablesLineItems [Line Items]
Noncurrent	87,360	0
Current	134,177	0
Related parties
SummaryOfOtherPayablesLineItems [Line Items]
Current	12,566	11,642
Advances for works to be performed
SummaryOfOtherPayablesLineItems [Line Items]
Current	6,135	20,875
Other
SummaryOfOtherPayablesLineItems [Line Items]
Current	$ 8,821	$ 0